Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2024
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

42.	Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

The breakdown of the balance of this item is as follows:

Thousand of Reais	2024	2023	2022

Composition
Net constitution of reversal of provision of non-financial assets	79,024	29,707	47,130
Result on the Sale of non-financial assets	54,272	32,260	73,588
Operating expenses of non-financial assets	(27,260)	(16,772)	(11,591)
Total	106,036	45,195	109,127